LICENSES (Tables) (Licenses)	12 Months Ended
Dec. 31, 2014
Licenses
Other intangible assets
Value of the Group's telecommunication licenses

	December 31,
	2014	2013
Armenia	8,782	5,982
Russia	1,825	291
Ukraine	117	123

Licenses, at cost	10,724	6,396
Accumulated amortization	(5,226)	(3,194)

Licenses, net	5,498	3,202

Estimated amortization expense
Estimated amortization expense in the year ended December 31,
2015	970
2016	973
2017	970
2018	970
2019	849
Thereafter	766

Total	5,498